VARIABLE INTEREST ENTITIES (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current assets
Notes receivable	$ 582,736	¥ 4,060,506	¥ 3,073,680
Trade accounts receivable, net	9,050,441	63,063,443	68,535,282
Trade accounts receivable-related party, net	489,368	3,409,912	3,409,912
Inventories, net	257,809	1,796,411	1,270,523
Other receivables, net	686,684	4,784,811	5,665,593
Loans to third parties	0	0	4,960,000
Purchase advances, net	26,862	187,174	1,343,576
Contract assets, net	2,095,996	14,604,897	4,633,940
Prepaid expenses	10,896	75,920	192,837
Prepaid expenses - related parties	0	0	217,600
Total current assets	14,682,598	102,308,293	97,824,268
Property and equipment, net	468,890	3,267,226	3,661,321
Construction in progress	3,321,421	23,143,654	21,524,994
Land use right, net	185,744	1,294,267	1,307,887
Investment in unconsolidated entity	4,480,521	31,220,259	31,078,971
Long-term other receivables, net	3,433	23,922	440,015
Prepayments for construction in progress	152,039	1,059,404	1,144,098
Right of use assets	76,420	532,491	0
Total Assets	23,371,066	162,849,516	156,981,554
Current liabilities
Short-term bank loan	358,783	2,500,000	2,500,000
Trade accounts payable	2,107,972	14,688,353	14,089,293
Other payables	299,464	2,086,665	2,246,410
Advance from customers	290,579	2,024,753	120,000
Accrued payroll and employees' welfare	414,170	2,885,935	1,384,529
Taxes payable	406,387	2,831,702	2,180,847
Short-term borrowings	0	0	1,081,096
Operating lease liabilities - current	91,919	640,491	0
Total Current Liabilities	7,302,466	50,883,571	42,084,370
Total Liabilities	8,421,408	58,680,353	50,280,574
Variable Interest Entity, Primary Beneficiary [Member]
Current assets
Notes receivable	1,452,309	10,119,685	444,763
Trade accounts receivable, net	582,736	4,060,506	3,073,680
Trade accounts receivable-related party, net	9,050,441	63,063,443	68,535,282
Inventories, net	489,368	3,409,912	3,409,912
Other receivables, net	257,809	1,796,411	1,270,523
Loans to third parties	661,701	4,610,732	5,496,813
Purchase advances, net	0	0	4,960,000
Contract assets, net	22,467	156,550	1,343,576
Prepaid expenses	2,095,996	14,604,897	4,633,940
Prepaid expenses - related parties	9,460	65,920	0
Notes receivable	0	0	217,600
Total current assets	14,622,287	101,888,056	93,386,089
Property and equipment, net	468,890	3,267,226	3,661,321
Construction in progress	3,321,421	23,143,654	21,524,994
Land use right, net	185,744	1,294,267	1,307,887
Investment in unconsolidated entity	574,053	4,000,000	4,000,000
Long-term other receivables, net	3,433	23,922	440,015
Prepayments for construction in progress	152,039	1,059,404	1,144,098
Right of use assets	76,420	532,491	0
Total Assets	19,404,287	135,209,020	125,464,404
Current liabilities
Short-term bank loan	2,107,973	2,500,000	2,500,000
Trade accounts payable	232,245	14,688,353	14,089,293
Other payables	232,245	1,618,283	946,941
Advance from customers	290,579	2,024,753	120,000
Accrued payroll and employees' welfare	258,153	1,798,811	988,785
Taxes payable	406,383	2,831,679	2,180,805
Short-term borrowings	358,783	0	1,081,096
Long-term borrowings - related party - current portion	116,724	813,334	780,797
Operating lease liabilities - current	91,919	640,491	0
Total Current Liabilities	6,214,681	41,685,612	33,230,904
Long-term borrowings - related party	1,118,942	7,796,782	8,196,204
Total Liabilities	7,333,623	49,482,394	41,427,108
Related Party [Member]
Current liabilities
Other payables	585,682	4,081,028	2,290,873
Short-term borrowings	1,712,301	11,931,310	9,010,525
Long-term borrowings - related party - current portion	116,724	813,334	780,797
Long-term borrowings - related party	1,118,942	7,796,782	8,196,204
Related Party [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Current liabilities
Other payables	407,376	2,838,598	1,532,662
Short-term borrowings	$ 1,712,301	¥ 11,931,310	¥ 9,010,525